Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2022	$ 249,816	$ 1,301	$ 291,448	$ 2,595	$ (13,035)	$ (32,493)
Changes in equity
Loss for the year	(35,587)	0	0	0	0	(35,587)
Other comprehensive (loss)/income	2,433	0	0	(95)	2,528	0
Total comprehensive (loss)/income for the year	(33,154)	0	0	(95)	2,528	(35,587)
Share-based compensation expense	2,291	0	0	2,291	0	0
Share option exercises	15	0	15	(140)	0	140
Total transactions with owners	2,306	0	15	2,151	0	140
Ending balance at Dec. 31, 2023	218,968	1,301	291,463	4,651	(10,507)	(67,940)
Changes in equity
Loss for the year	(38,961)	0	0	0	0	(38,961)
Other comprehensive (loss)/income	(2,227)	0	0	(173)	(2,054)	0
Total comprehensive (loss)/income for the year	(41,188)	0	0	(173)	(2,054)	(38,961)
Share-based compensation expense	1,171	0	0	1,171	0	0
Transfer of share options	0	0	0	(455)	0	455
Total transactions with owners	1,171	0	0	716	0	455
Ending balance at Dec. 31, 2024	178,951	1,301	291,463	5,194	(12,561)	(106,446)
Changes in equity
Loss for the year	(48,258)	0	0	0	0	(48,258)
Other comprehensive (loss)/income	658	0	0	(127)	785	0
Total comprehensive (loss)/income for the year	(47,600)	0	0	(127)	785	(48,258)
Share-based compensation expense	8,504	0	0	8,504	0	0
Share option exercises	0	0	0	(10)	0	10
Transfer of share options	0	0	0	(269)	0	269
Issue of share capital	139,848	250	139,598	0	0	0
Total transactions with owners	148,352	250	139,598	8,225	0	279
Ending balance at Dec. 31, 2025	$ 279,703	$ 1,551	$ 431,061	$ 13,292	$ (11,776)	$ (154,425)